Revenue - Disaggregation of revenues (Details) - VELODYNE LIDAR, INC AND SUBSIDIARIES - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Revenue	$ 45,417	$ 68,909	$ 101,398	$ 142,946	$ 182,090
% of Revenue	100.00%	100.00%	100.00%	100.00%	100.00%
Goods transferred at a point in time
Revenue
Revenue	$ 44,922	$ 62,392	$ 92,890	$ 139,852
% of Revenue	99.00%	91.00%	92.00%	98.00%
Goods and services transferred over time
Revenue
Revenue	$ 495	$ 6,517	$ 8,508	$ 3,094
% of Revenue	1.00%	9.00%	8.00%	2.00%
Products
Revenue
Revenue	$ 27,849	$ 51,536	$ 81,424	$ 132,933	$ 179,928
% of Revenue	61.00%	75.00%	80.00%	93.00%	99.00%
License and services
Revenue
Revenue	$ 17,568	$ 17,373	$ 19,974	$ 10,013	$ 2,162
% of Revenue	39.00%	25.00%	20.00%	7.00%	1.00%
North America
Revenue
Revenue	$ 13,903	$ 35,716	$ 49,634	$ 84,541	$ 139,005
% of Revenue	30.00%	52.00%	49.00%	59.00%	76.00%
Asia Pacific
Revenue
Revenue	$ 25,774	$ 20,538	$ 28,791	$ 39,770	$ 26,562
% of Revenue	57.00%	30.00%	28.00%	28.00%	15.00%
Europe, Middle East and Africa
Revenue
Revenue	$ 5,740	$ 12,655	$ 22,973	$ 18,635	$ 16,523
% of Revenue	13.00%	18.00%	23.00%	13.00%	9.00%